UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
 (Exact name of registrant as specified in charter)

2545 S. Kelly Avenue
Suite C
Edmond, OK 73013
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
 Suite C
Edmond, Oklahoma 73013
(Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2014

Date of reporting period: April 30, 2014

Item 1.    Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST VelocityShares Equal Risk Weighted Large Cap ETF

Annual Report

April 30, 2014

VelocityShares
Equal Risk Weighted Large Cap ETF
Table of Contents

Management Discussion of Fund Performance	2
Schedule of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Report of Independent Registered Public Accounting Firm	22
Trustees and Officers of the Trust	23
Disclosure of Fund Expenses	26
Notice to Shareholders	27
Supplemental Information	28

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the trading sub-adviser, Index Management Solutions, LLC, uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-583-5624; and (ii) on the Commission’s website at http://www.sec.gov.

VelocityShares
Equal Risk Weighted Large Cap ETF
Management Discussion of Fund Performance (Unaudited)

VelocityShares Equal Risk Weighted Large Cap Exchange Traded Fund

Dear Shareholders,

Thank you for your investment in VelocityShares Equal Risk Weighted Large Cap ETF (“ERW” or “Fund”). The information presented in this Report relates to the operations of ERW for the fiscal period ended April 30, 2014.

As a reminder, the VelocityShares Equal Risk Weighted Large Cap Index (the “Index”) employs a proprietary methodology to measure a stock’s risk and then weights the exposure to each stock in the Index such that the expected risk contribution of each stock in the Index is equal. The Index includes most of the stocks in the S&P 500® Index, but the exposure to each stock is based on its expected risk, i.e. stocks with lower expected risk will represent a larger percentage of the Index than in the S&P 500®.

For the time period from the Fund’s inception in July of 2013 through the fiscal year end of April 30th, the Fund was up 10.95% at its mid-market price and 11.07% at NAV. This compares to the S&P 500, a broad market index that was up 13.56% during the same time period.

The largest positive contributor to return for the period was Apple Inc. (AAPL), gaining 32.82% and adding 0.33% to the return of the Fund. The second largest contributor was Cabot Oil & Gas Corp (COG), contributing 0.27% to the return of the Fund for the period. The third most positive contributor for the period was Dell Inc. (DELL), gaining 10.03% and adding 0.19% to the return of the Fund before being taken private on 10/29/13.

The largest negative contributor to return for the period was Intuitive Surgical Inc. (ISRG), down 6.78% and detracting 0.59% from the return of the Fund. The second largest negative contributor was Monster Beverage Corp (MNST), detracting 0.26% from the return of the Fund. The third largest detractor to return for the period was JCPenney Co. (JCP), declining 44.66% and reducing the return of the Fund by 0.18%.

The best performing security in the Fund during the period was Forest Laboratories Inc. (FRX), gaining 111% and contributing 0.17% to the return of the Fund. The second best performing security in the Fund was Micron Technology Inc. (MU), gaining 87.13% and contributing 0.13% to the return of the Fund. The third best performing security for the period was Harman International (HAR), returning 83.08% and contributing 0.07% to the return of the Fund.

The worst performing security in the Fund during the period was JCPenney Co. (JCP), declining 44.66%. The second worst performing security was Abercrombie & Fitch Co. Class A (ANF), down 33.26% for the period and the third worst performing security was Avon Products Inc. (AVP), declining 32.48%; each security detracted 0.04% from the return of the Fund.

ERW began distributing income to shareholders from an annual to a quarterly basis in September 2013 and continued its quarterly distributions in December 2013.

We appreciate your investment in the VelocityShares Equal Risk Weighted Large Cap ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

VelocityShares
Equal Risk Weighted Large Cap ETF
Management Discussion of Fund Performance (Unaudited) (Continued)

The VelocityShares Equal Risk Weighted Large Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the VelocityShares Equal Risk Weighted Large Cap Index (the “Index”). The Index is designed to reflect the performance of a portfolio holding a weighted exposure to stocks comprising the S&P 500® Index (the “S&P 500”). The target weighting of each stock is determined using a proprietary risk-weighting methodology that measures a stock’s risk exposure and then weights each stock so as that each is expected to contribute the same level of risk to the Index.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Growth of a $10,000 Investment‡
(at Net Asset Value)‡
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2014*
Cumulative Inception to Date
	Net Asset Value	Market Price
VelocityShares Equal Risk Weighted Large Cap ETF	11.07%	10.95%‡
VelocityShares Equal Risk Weighted Large Cap Index	11.81%‡	11.81%‡
S&P 500 Index	13.56%‡	13.56%‡

*	Fund commenced operations on July 29, 2013.
‡	Unaudited

VelocityShares
Equal Risk Weighted Large Cap ETF
Management Discussion of Fund Performance (Unaudited) (Concluded)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.velocitysharesetfs.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data show above.

Performance data current to the most relevant month-end is available at www.velocitysharesetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

VelocityShares
Equal Risk Weighted Large Cap ETF
Schedule of Investments

April 30, 2014

Description	Shares	Fair Value
COMMON STOCK — 101.1%
Consumer Discretionary — 11.2%
Amazon.com*	40	$12,165
AutoNation*	310	16,427
AutoZone*	39	20,822
Bed Bath & Beyond*	88	5,467
Best Buy	28	726
BorgWarner	138	8,575
Cablevision Systems, Cl A	254	4,242
CarMax*	489	21,408
Carnival, Cl A	380	14,938
CBS, Cl B	119	6,873
Chipotle Mexican Grill, Cl A*	10	4,985
Coach	122	5,447
Comcast, Cl A	556	28,779
Darden Restaurants	366	18,194
Delphi Automotive	153	10,226
DIRECTV*	219	16,994
Discovery Communications, Cl A*	165	12,523
Dollar General*	97	5,475
Dollar Tree*	20	1,041
DR Horton	498	11,096
Expedia	215	15,263
Family Dollar Stores	93	5,464
Ford Motor	1,332	21,512
Fossil Group*	49	5,226
GameStop, Cl A	751	29,800
Gannett	369	10,026

Description	Shares	Fair Value
Gap	244	$9,589
Garmin	335	19,129
General Motors	168	5,793
Genuine Parts	127	11,064
Goodyear Tire & Rubber	517	13,029
Graham Holdings, Cl B	32	21,480
H&R Block	453	12,874
Harley-Davidson	265	19,594
Harman International Industries	138	15,126
Hasbro	285	15,749
Home Depot	243	19,321
International Game Technology	440	5,522
Interpublic Group of	916	15,957
Johnson Controls	192	8,667
Kohl's	412	22,573
L Brands	101	5,474
Leggett & Platt	336	11,041
Lennar, Cl A	385	14,857
Lowe's	429	19,695
Macy's	321	18,435
Marriott International, Cl A	237	13,729
Mattel	71	2,784
McDonald's	321	32,543
Michael Kors Holdings*	230	20,976
Mohawk Industries*	41	5,429
Netflix*	415	133,647
Newell Rubbermaid	444	13,369
News, Cl A*	763	12,986
NIKE, Cl B	176	12,839
Nordstrom	260	15,933
Omnicom Group	250	16,920
O'Reilly Automotive*	115	17,111
PetSmart	154	10,423
Priceline Group*	13	15,051
PulteGroup	603	11,089
PVH	143	17,957
Ralph Lauren, Cl A	64	9,688
Ross Stores	131	8,919
Scripps Networks Interactive, Cl A	72	5,405
Staples	458	5,725
Starbucks	118	8,333
Starwood Hotels & Resorts Worldwide	131	10,041
Target	143	8,830
Tiffany	145	12,686
Time Warner	189	12,561
Time Warner Cable	211	29,848
TJX	842	48,988
Tractor Supply	161	10,826

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Schedule of Investments

April 30, 2014 (Continued)

Description	Shares	Fair Value
TripAdvisor*	71	$5,732
Twenty-First Century Fox, Cl A	342	10,951
Urban Outfitters*	132	4,706
VF	247	15,089
Viacom, Cl B	147	12,492
Walt Disney	117	9,283
Whirlpool	71	10,890
Wyndham Worldwide	194	13,840
Wynn Resorts	56	11,418
Yum! Brands	208	16,014
		1,233,714
Consumer Staples — 12.7%
Altria Group	1,993	79,939
Archer-Daniels-Midland	364	15,918
Avon Products	358	5,470
Brown-Forman, Cl B	598	53,653
Campbell Soup	346	15,739
Clorox	489	44,352
Coca-Cola	1,311	53,476
Coca-Cola Enterprises	267	12,132
Colgate-Palmolive	1,124	75,645
ConAgra Foods	179	5,461
Constellation Brands, Cl A*	372	29,700
Costco Wholesale	395	45,694
CVS Caremark	949	69,011
Dr Pepper Snapple Group	347	19,231
Estee Lauder, Cl A	312	22,642
General Mills	944	50,051
Hershey	619	59,573
Hormel Foods	853	40,680
JM Smucker	67	6,478
Kellogg	402	26,866
Keurig Green Mountain	83	7,775
Kimberly-Clark	667	74,871
Kraft Foods Group	284	16,148
Kroger	425	19,567
Lorillard	746	44,327
McCormick	242	17,230
Mead Johnson Nutrition, Cl A	186	16,416
Molson Coors Brewing, Cl B	205	12,294
Mondelez International, Cl A	340	12,121
Monster Beverage*	262	17,544
PepsiCo	798	68,540
Philip Morris International	221	18,880
Procter & Gamble	1,090	89,980
Reynolds American	1,381	77,930
Sysco	1,024	37,304
Tyson Foods, Cl A	794	33,324

Description	Shares	Fair Value
Walgreen	245	$16,636
Wal-Mart Stores	989	78,833
Whole Foods Market	82	4,075
		1,395,506
Energy — 11.6%
Anadarko Petroleum	217	21,487
Apache	235	20,398
Baker Hughes	236	16,497
Cabot Oil & Gas	9,193	361,101
Cameron International*	416	27,023
Chesapeake Energy	1,369	39,359
Chevron	175	21,966
ConocoPhillips	336	24,968
CONSOL Energy	801	35,652
Denbury Resources	1,247	20,975
Devon Energy	263	18,410
Diamond Offshore Drilling	99	5,406
Ensco, Cl A	327	16,497
EOG Resources	130	12,740
EQT	247	26,921
Exxon Mobil	163	16,693
FMC Technologies*	489	27,726
Halliburton	210	13,245
Helmerich & Payne	131	14,233
Hess	175	15,603
Kinder Morgan	762	24,887
Marathon Oil	587	21,220
Marathon Petroleum	182	16,917
Murphy Oil	297	18,839
Nabors Industries	503	12,836
National Oilwell Varco	271	21,282
Newfield Exploration*	455	15,402
Noble	177	5,454
Noble Energy	173	12,418
Occidental Petroleum	180	17,235
ONEOK	524	33,127
Peabody Energy	1,703	32,374
Phillips 66	171	14,231
Pioneer Natural Resources	56	10,823
QEP Resources	1,302	39,958
Range Resources	465	42,059
Rowan, Cl A	176	5,442
Schlumberger	166	16,857
Southwestern Energy*	1,700	81,396
Spectra Energy	460	18,267
Tesoro	359	20,208
Transocean	127	5,470
Valero Energy	242	13,835

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Schedule of Investments

April 30, 2014 (Continued)

Description	Shares	Fair Value
Williams	512	$21,591
		1,279,028
Financials — 11.8%
ACE	167	17,087
Aflac	268	16,809
Allstate	255	14,522
American Express	109	9,530
American International Group	243	12,911
American Tower, Cl A‡	230	19,210
Ameriprise Financial	90	10,047
Aon	124	10,525
Apartment Investment & Management, Cl A‡	825	25,435
Assurant	335	22,582
AvalonBay Communities‡	248	33,864
Bank of America	1,347	20,394
Bank of New York Mellon	418	14,158
BB&T	380	14,185
Berkshire Hathaway, Cl B*	111	14,302
BlackRock, Cl A	30	9,030
Boston Properties‡	202	23,662
Capital One Financial	185	13,671
CBRE Group, Cl A*	560	14,918
Charles Schwab	349	9,266
Chubb	188	17,311
Cincinnati Financial	565	27,538
Citigroup	258	12,361
CME Group, Cl A	77	5,420
Comerica	220	10,613
Crown Castle International‡	47	3,418
Discover Financial Services	225	12,577
E*TRADE Financial*	387	8,688
Equity Residential‡	499	29,661
Essex Property Trust‡	162	28,068
Fifth Third Bancorp	625	12,881
Franklin Resources	183	9,580
General Growth Properties‡	695	15,964
Genworth Financial, Cl A*	602	10,746
Goldman Sachs Group	82	13,105
Hartford Financial Services Group	316	11,335
HCP‡	1,154	48,306
Health Care‡	782	49,336
Host Hotels & Resorts‡	495	10,618
Hudson City Bancorp	2,080	20,717
Huntington Bancshares	1,120	10,259
IntercontinentalExchange Group	42	8,586
Invesco	294	10,352
JPMorgan Chase	234	13,099

Description	Shares	Fair Value
KeyCorp	822	$11,212
Kimco Realty‡	835	19,138
Legg Mason	186	8,721
Leucadia National	154	3,930
Lincoln National	193	9,362
Loews	348	15,301
M&T Bank	189	23,060
Macerich‡	232	15,059
Marsh & McLennan	245	12,081
McGraw Hill Financial	147	10,868
MetLife	169	8,847
Moody's	115	9,028
Morgan Stanley	477	14,754
NASDAQ OMX Group	667	24,612
Northern Trust	193	11,628
People's United Financial	317	4,527
Plum Creek Timber‡	393	17,135
PNC Financial Services Group	193	16,220
Principal Financial Group	201	9,415
Progressive	231	5,602
Prologis‡	403	16,374
Prudential Financial	135	10,892
Public Storage‡	127	22,290
Regions Financial	1,286	13,040
Simon Property Group‡	113	19,572
SLM	654	16,841
State Street	163	10,523
SunTrust Banks	426	16,299
T Rowe Price Group	131	10,759
Torchmark	168	13,390
Travelers	203	18,388
Unum Group	280	9,302
US Bancorp	352	14,355
Ventas‡	652	43,084
Vornado Realty Trust‡	201	20,623
Wells Fargo	294	14,594
Weyerhaeuser‡	913	27,253
XL Group, Cl A	383	12,007
Zions Bancorporation	393	11,365
		1,298,098
Health Care — 12.1%
Abbott Laboratories	314	12,164
AbbVie	277	14,426
Actavis*	64	13,077
Aetna	349	24,936
Agilent Technologies	71	3,837
Alexion Pharmaceuticals*	59	9,334
Allergan	120	19,901

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Schedule of Investments

April 30, 2014 (Continued)

Description	Shares	Fair Value
AmerisourceBergen, Cl A	1,022	$66,614
Amgen	115	12,851
Baxter International	336	24,457
Becton Dickinson	257	29,049
Biogen Idec*	42	12,059
Boston Scientific*	1,593	20,088
Bristol-Myers Squibb	220	11,020
Cardinal Health	310	21,548
CareFusion*	385	15,038
Celgene*	30	4,410
Cerner*	107	5,489
Cigna	447	35,778
Covidien	254	18,098
CR Bard	103	14,145
DaVita HealthCare Partners*	530	36,729
DENTSPLY International	504	22,494
Edwards Lifesciences*	360	29,329
Eli Lilly	372	21,985
Express Scripts Holding*	28	1,864
Forest Laboratories*	226	20,772
Gilead Sciences*	177	13,893
Hospira*	423	19,373
Humana	223	24,474
Intuitive Surgical*	15	5,426
Johnson & Johnson	570	57,735
Laboratory Corp of America Holdings*	300	29,610
McKesson	246	41,621
Medtronic	305	17,940
Merck	1,604	93,930
Mylan*	256	13,000
Patterson	820	33,374
PerkinElmer	307	12,885
Perrigo	37	5,360
Pfizer	543	16,985
Quest Diagnostics	2,878	160,967
Regeneron Pharmaceuticals*	33	9,797
St. Jude Medical	224	14,217
Stryker	404	31,411
Tenet Healthcare*	1,239	55,854
Thermo Fisher Scientific	234	26,676
UnitedHealth Group	208	15,608
Varian Medical Systems*	68	5,409
Vertex Pharmaceuticals*	81	5,484
Waters*	173	17,047
WellPoint	257	25,875
Zimmer Holdings	240	23,232
Zoetis, Cl A	1,119	33,861
		1,332,536

Description	Shares	Fair Value
Industrials — 8.6%
3M	97	$13,491
ADT	376	11,370
AMETEK	174	9,173
Boeing	117	15,095
Caterpillar	215	22,661
CH Robinson Worldwide	226	13,312
Cintas	242	14,261
CSX	575	16,226
Cummins	67	10,107
Danaher	155	11,374
Deere	309	28,842
Delta Air Lines	411	15,137
Dover	135	11,664
Dun & Bradstreet	184	20,380
Eaton	138	10,024
Emerson Electric	240	16,363
Equifax	269	19,048
Expeditors International of Washington	21	866
Fastenal	273	13,672
FedEx	113	15,396
Flowserve	122	8,912
Fluor	150	11,355
General Dynamics	130	14,229
General Electric	520	13,983
Honeywell International	159	14,771
Illinois Tool Works	160	13,637
Ingersoll-Rand	213	12,737
Iron Mountain	980	27,871
Jacobs Engineering Group*	202	11,655
Joy Global	254	15,337
Kansas City Southern	120	12,106
L-3 Communications Holdings	160	18,459
Lockheed Martin	84	13,788
Masco	485	9,744
Nielsen Holdings	301	14,132
Norfolk Southern	286	27,036
Northrop Grumman	105	12,759
PACCAR	140	8,957
Pall	120	10,098
Parker Hannifin	82	10,404
Pentair	111	8,246
Pitney Bowes	586	15,705
Precision Castparts	60	15,185
Quanta Services*	285	10,055
Raytheon	173	16,518
Republic Services, Cl A	638	22,388
Robert Half International	320	14,336

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Schedule of Investments

April 30, 2014 (Continued)

Description	Shares	Fair Value
Rockwell Automation	101	$12,037
Rockwell Collins	177	13,744
Roper Industries	114	15,841
Ryder System	136	11,176
Snap-on	88	10,208
Southwest Airlines	886	21,415
Stanley Black & Decker	259	22,245
Stericycle*	395	45,994
Textron	218	8,916
Tyco International	314	12,843
Union Pacific	134	25,518
United Parcel Service, Cl B	198	19,503
United Technologies	106	12,543
Waste Management	492	21,869
WW Grainger	3	763
Xylem	389	14,623
		942,103
Information Technology — 12.5%
Accenture, Cl A	169	13,557
Adobe Systems*	177	10,919
Akamai Technologies*	170	9,022
Alliance Data Systems*	31	7,499
Altera	43	1,398
Amphenol, Cl A	163	15,542
Analog Devices	238	12,207
Apple	207	122,149
Applied Materials	617	11,760
Autodesk*	114	5,474
Automatic Data Processing	780	60,809
Broadcom, Cl A	657	20,242
CA	380	11,453
Cisco Systems	64	1,479
Citrix Systems*	1,035	61,386
Cognizant Technology Solutions, Cl A*	226	10,827
Computer Sciences	246	14,558
Corning	863	18,045
eBay*	371	19,229
Electronic Arts*	880	24,904
EMC	213	5,495
F5 Networks*	219	23,032
Facebook, Cl A*	202	12,076
Fidelity National Information Services	187	9,991
First Solar*	183	12,351
Fiserv*	225	13,675
FLIR Systems	418	14,229
Google, Cl A*	14	7,488
Google, Cl C*	14	7,373
Harris	194	14,263

Description	Shares	Fair Value
Hewlett-Packard	816	$26,977
Intel	741	19,777
International Business Machines	109	21,415
Intuit	202	15,302
Jabil Circuit	2,601	44,893
Juniper Networks*	6,359	157,004
KLA-Tencor	191	12,222
Lam Research	214	12,329
Linear Technology	299	13,306
MasterCard, Cl A	183	13,460
Microchip Technology	297	14,119
Micron Technology*	2,320	60,598
Microsoft	1,027	41,491
Motorola Solutions	368	23,397
NetApp	1,568	55,837
NVIDIA	757	13,982
Oracle	315	12,877
Paychex	1,237	51,719
QUALCOMM	231	18,182
Red Hat*	12	584
Salesforce.com*	106	5,475
SanDisk	156	13,255
Seagate Technology	401	21,085
Symantec	755	15,311
TE Connectivity	241	14,214
Teradata*	31	1,409
Texas Instruments	266	12,090
Total System Services	417	13,248
VeriSign*	122	5,756
Visa, Cl A	83	16,817
Western Digital	170	14,982
Western Union	346	5,491
Xerox	988	11,945
Xilinx	252	11,892
Yahoo!*	153	5,500
		1,370,373
Materials — 4.2%
Air Products & Chemicals	93	10,929
Airgas	146	15,514
Alcoa	1,268	17,080
Allegheny Technologies	485	19,982
Avery Dennison	222	10,803
Ball	310	17,419
Bemis	388	15,613
CF Industries Holdings	108	26,478
Dow Chemical	331	16,517
Eastman Chemical	172	14,993
Ecolab	138	14,440

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Schedule of Investments

April 30, 2014 (Continued) (Concluded)

Description	Shares	Fair Value
EI du Pont de Nemours	189	$12,723
FMC	198	15,246
Freeport-McMoRan Copper & Gold, Cl B	397	13,645
International Flavors & Fragrances	134	13,202
International Paper	117	5,458
LyondellBasell Industries, Cl A	132	12,210
MeadWestvaco	404	15,784
Monsanto	190	21,033
Mosaic	338	16,914
Newmont Mining	609	15,121
Nucor	274	14,180
Owens-Illinois*	300	9,534
PPG Industries	67	12,973
Praxair	116	15,144
Sealed Air	311	10,670
Sherwin-Williams	57	11,391
Sigma-Aldrich	193	18,569
United States Steel	1,131	29,429
Vulcan Materials	213	13,745
		456,739
Telecommunication Services — 1.2%
AT&T	1,603	57,227
CenturyLink	506	17,665
Frontier Communications	5,403	32,148
Verizon Communications	117	5,467
Windstream Holdings	2,131	19,328
		131,835
Utilities — 15.2%
AES	1,084	15,664
AGL Resources	1,491	80,514
Ameren	746	30,817
American Electric Power	761	40,949
CenterPoint Energy	1,000	24,760
CMS Energy	939	28,461
Consolidated Edison	616	35,747
Dominion Resources	532	38,591
DTE Energy	606	47,353
Duke Energy	758	56,463
Edison International	549	31,052
Entergy	1,058	76,705
Exelon	9,561	334,922
FirstEnergy	2,247	75,836
Integrys Energy Group	276	16,913
NextEra Energy	816	81,478
NiSource	654	23,753
Northeast Utilities	1,504	71,079
NRG Energy	1,670	54,642
Pepco Holdings	1,075	28,767

Description	Shares/Face Amount	Fair Value
PG&E	899	$40,977
Pinnacle West Capital	380	21,261
PPL	1,532	51,077
Public Service Enterprise Group	1,724	70,632
SCANA	428	22,975
Sempra Energy	781	77,015
Southern	1,248	57,196
TECO Energy	1,740	31,250
Wisconsin Energy	1,385	67,145
Xcel Energy	1,128	35,949
		1,669,943
Total Common Stock
(Cost $10,782,287)		11,109,875

TIME DEPOSIT — 0.3%
Brown Brothers Harriman,
0.030% 05/01/14	$28,268	28,268

Total Time Deposit
(Cost $28,268)		28,268

Total Investments - 101.4%
(Cost $10,810,555)		$11,138,143

Percentages are based on net assets of $10,984,813.

* — Non-income producing security.

‡ — Real Estate Investment Trust.

Cl — Class

The following is a list of the level of inputs used as of April 30, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,109,875	$—	$—	$11,109,875
Time Deposit	—	28,268	—	28,268
Total Investments in Securities	$11,109,875	$28,268	$—	$11,138,143

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Statement of Assets and Liabilities

April 30, 2014

Assets:
Investments at Cost	$10,810,555
Investments at Fair Value	$11,138,143
Receivable for Investment Securities Sold	1,379,293
Dividends Receivable	12,393
Total Assets	12,529,829

Liabilities:
Payable for Investment Securities Purchased	1,533,784
Payable Due to Investment Adviser	11,232
Total Liabilities	1,545,016

Net Assets	$10,984,813

Net Assets Consist of:
Paid-in Capital	$10,485,585
Accumulated Undistributed Net Investment Income	13,863
Accumulated Net Realized Gain on Investments	157,777
Net Unrealized Appreciation on Investments	327,588
Net Assets	$10,984,813

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	200,000
Net Asset Value, Offering and Redemption Price Per Share	$54.92

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Statement of Operations

For the period ended April 30, 2014(1)

Investment Income:
Dividend Income	$321,133
Interest Income	10
Less: Foreign Taxes Withheld	(184)
Total Investment Income	320,959

Expenses:
Advisory Fees	110,905
Total Expenses	110,905

Net Investment Income	210,054

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	1,966,929
Net Change in Unrealized Appreciation on Investments	327,588
Net Realized and Unrealized Gain on Investments	2,294,517

Net Increase in Net Assets Resulting from Operations	$2,504,571

(1)	For the period July 29, 2013, (commencement of operations) to April 30, 2014.

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Statement of Changes in Net Assets

For the period ended April 30, 2014(1)

Operations:
Net Investment Income	$210,054
Net Realized Gain on Investments	1,966,929
Net Change in Unrealized Appreciation on Investments	327,588
Net Increase in Net Assets Resulting from Operations	2,504,571

Distributions to Shareholders:
Net Investment Income	(197,548)
Net Capital Gains	(105,710)
Total Distributions to Shareholders	(303,258)

Capital Share Transactions:
Issued	38,266,000
Redeemed	(29,482,500)
Increase in Net Assets from Capital Share Transactions	8,783,500

Total Increase in Net Assets	10,984,813

Net Assets:
Beginning of Period	—
End of Period (Includes Accumulated Undistributed Net Investment Income of $13,863)	$10,984,813

Share Transactions:
Issued	750,000
Redeemed	(550,000)
Net Increase in Shares Outstanding from Share Transactions	200,000

(1)	For the period July 29, 2013, (commencement of operations) to April 30, 2014.

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Financial Highlights

For the Period Ended April 30, 2014‡

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

		Net Asset Value, Beginning of Period	Net Investment Income *	Net Realized and Unrealized Gain on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total from Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover
VelocityShares Equal Risk Weighted Large Cap ETF
2014	‡	$50.00	$0.49	$5.02	$5.51	$(0.40)	$(0.19)	$(0.59)	$54.92	11.07%	$10,985	0.65	%(2)	1.23	%(2)	139	%(3)

‡	Commenced operations July 29, 2013.

*	Per share data calculated using average shares method.

(1)
Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Annualized.

(3)
Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

April 30, 2014

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with six investment portfolios. The financial statements herein are those of the VelocityShares Equal Risk Weighted Large Cap ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the VelocityShares Equal Risk Weighted Large Cap Index (the “Index”). The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Index Management Solutions, LLC (the “Sub-Adviser”) is a wholly-owned subsidiary of VTL Associates, LLC and serves as the sub-adviser to the Fund. The Fund commenced operations on July 29, 2013.

Shares of the Fund are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

VelocityShares
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

April 30, 2014 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended April 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period July 29, 2013 (commencement of operations) through April 30, 2014, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes —It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

April 30, 2014 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of April 30, 2014, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided fro in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income at least quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $2,000 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $2,000 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of April 30, 2014:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
VelocityShares Equal Risk Weighted Large Cap ETF	50,000	$2,000	$2,746,000	$2,000

Organizational Expenses —All organizational and offering expenses of the Fund were borne by the Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statement of Assets and Liabilities or Statement of Operations.

VelocityShares
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

April 30, 2014 (Continued)

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Sub-Advisory Agreements

Index Management Solutions, LLC or the Sub-Adviser, is a wholly-owned subsidiary of VTL Associates, LLC and a Pennsylvania limited liability company, located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.055% on the average daily net assets of the Fund, subject to a $10,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended April 30, 2014, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

VelocityShares
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

April 30, 2014 (Continued)

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2014, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
VelocityShares Equal Risk Weighted Large Cap ETF(1)	$50,697,523	$28,668,256

(1)	Commenced operations on July 29, 2013.

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended April 30, 2014, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
VelocityShares Equal Risk Weighted Large Cap ETF(1)	$12,647,895	$25,856,429	$1,741,875

(1)	Commenced operations on July 29, 2013.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss) or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences primarily attributable to REIT adjustments and redemptions in-kind have been reclassified within the components of net assets for the period ended April 30, 2014:

	Paid-in Capital	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
VelocityShares Equal Risk Weighted Large Cap ETF	$1,702,085	$1,357	$(1,703,442)

During the year ended April, 30, 2014, the Fund realized $1,741,875 of net capital gains resulting from in-kind redemptions–in which shareholders exchanged fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, they have been reclassified from accumulated net realized losses to paid-in capital.

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the period ended April 30, 2014 were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
VelocityShares Equal Risk Weighted Large Cap ETF
2014	$303,258	$—	$303,258

VelocityShares
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

April 30, 2014 (Continued)

5. TAX INFORMATION (continued)

As of April 30, 2014, the components of tax basis distributable earnings were as follows:

VelocityShares Equal Risk Weighted Large Cap ETF
Undistributed Ordinary Income	$346,532
Undistributed Long-Term Capital Gain	1,655
Unrealized Appreciation on Investments	151,041
Total Distributable Earnings	$499,228

As of April 30, 2014, there were no capital losses.

For Federal income tax purposes, the cost of securities owned at April 30, 2014, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2014, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
VelocityShares Equal Risk Weighted Large Cap ETF	$10,987,102	$341,445	$(190,404)	$151,041

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will normally invest at least 80% of its total assets in securities of the Index, which is designed to reflect the performance of a portfolio holding a weighted exposure to stocks comprising the S&P 500® Index.

Concentration Risk

The Fund’s assets will generally be concentrated in an industry or group of industries to the extent that the Fund’s Index concentrates in a particular industry or group of industries. To the extent the Fund invests a substantial portion of its assets in an industry or group of industries, market or economic factors impacting that industry or group of industries could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across industries.

VelocityShares
Equal Risk Weighted Large Cap ETF
Notes to the Financial Statements

April 30, 2014 (Concluded)

7. OTHER

At April 30, 2014, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NASDAQ and have been purchased and sold by persons other than Authorized Participants.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services - Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 and does not anticipate any impact on the Fund’s financial statements.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

VelocityShares
Equal Risk Weighted Large Cap ETF
Report of Independent Registered Public Accounting Firm

To the Shareholders of VelocityShares Equal Risk Weighted Large Cap ETF and

Board of Trustees of Exchange Traded Concepts Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VelocityShares Equal Risk Weighted Large Cap ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of April 30, 2014, and the related statements of operations and changes in net assets, and the financial highlights for the period July 29, 2013 (commencement of operations) through April 30, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VelocityShares Equal Risk Weighted Large Cap ETF as of April 30, 2014, the results of its operations, changes in net assets, and the financial highlights for the period July 29, 2013 (commencement of operations) through April 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
June 27, 2014

VelocityShares
Equal Risk Weighted Large Cap ETF
Trustees and Officers of the Trust

(Unaudited)

The following chart lists Trustees and Officers as of April 30, 2014.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Adviser or the Administrator.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-796-3863.

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (34 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 – present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Traded Concepts Trust II 2012 to present – President	9	ETF Series Solutions (3) – Trustee
Independent Trustees
David M. Mahle c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (70 years old)	Trustee	Since 2011	Jones Day 2012 to Present – Consultant; Jones Day 2008 to 2011 – Of Counsel; Jones Day 1988 to 2008 - Partner	8	Exchange Traded Concepts Trust II (2) – Trustee
Kurt Wolfgruber c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (63 years old)	Trustee	Since 2012	Oppenheimer Funds Inc. 2007 to 2009 – President	8	New Mountain Finance Corp.; Exchange Traded Concepts Trust II (2) – Trustee

VelocityShares
Equal Risk Weighted Large Cap ETF
Trustees and Officers of the Trust

(Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
Mark Zurack c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (57 years old)	Trustee	Since 2011	Columbia Business School 2002 to Present – Professor	6	None
Timothy Jacoby c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (62 years old)	Trustee	Since 2014(2)	Deloitte & Touche LLP 2000-2014 Partner	6	Longy School of Music of Bard College; First Parish in Concord
Gary L. French c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (62 years old)	Trustee	Since 2011(3)	State Street Bank, US Investor Services – Fund Administration 2002 to 2010 – Senior Vice President	8	Exchange Traded Concepts Trust II (2) – Trustee

VelocityShares
Equal Risk Weighted Large Cap ETF
Trustees and Officers of the Trust

(Unaudited) (Concluded)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (34 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)
T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 – present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Traded Concepts Trust II 2012 to present – President
ETF Series Solutions (3) – Trustee
Richard Hogan c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (52 years old)	Treasurer and Secretary	Since 2011	Managing Member, Yorkville ETF Advisors 2011 to Present; Private Investor, 2002 to 2011	Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Traded Concepts Trust II (2) – Trustee
Peter Rodriguez c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (52 years old)	Assistant Treasurer	Since 2011
Director, Fund Accounting, SEI Investments Global Funds Services, 2011 to present; Director, Mutual Fund Trading, SEI Private Trust Company, 2009 to 2011; Director, Asset Data Services, Global Wealth Services, 2006 to 2009.
None
Eric Kleinschmidt c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (45 years old)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present.	None

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)	Timothy Jacoby was appointed to serve as an Independent Trustee to the Board effective June 1, 2014.

(3)	Served as a Trustee until he resigned effective March 15, 2014.

VelocityShares
Equal Risk Weighted Large Cap ETF
Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Annualized Expense Ratios	Expenses Paid During Period(1)
VelocityShares Equal Risk Weighted Large Cap ETF
Actual Fund Return	$1,000.00	$1,078.50	0.65%	$3.35
Hypothetical 5% Return	$1,000.00	$1,021.57	0.65%	$3.26

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period).

VelocityShares
Equal Risk Weighted Large Cap ETF
Notice to Shareholders

(Unaudited)

For shareholders that do not have an April 30, 2014 tax year end, this notice is for informational purposes only. For shareholders with a April 30, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended April 30, 2014, the Fund is designating the following items with regard to distributions paid during the year.

	Long Term Capital Gain Distribution	Ordinary Income Distribution	Total Distributions	Dividends Qualifying For Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short-Term Capital Gain(5)
VelocityShares Equal Risk Weighted Large Cap ETF	0.00%	100.00%	100.00%	44.03%	43.62%	0.00%	0.00%	100.00%

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)
“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)
The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)
The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

VelocityShares
Equal Risk Weighted Large Cap ETF
Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.velocitysharesetfs.com.

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2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser:

Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Sub-Adviser:

Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Bingham McCutchen LLP
2020 K Street, NW,
Washington, District of Columbia 20006

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

VEL-AR-001-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen Fund Audit Services, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year Ended April 2014
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees (1)	$14,500	$0	N/A
(b)	Audit-Related Fees (3)	$0	$0	$0
(c)	Tax Fees (4)	$3,000	$0	$0
(d)	All Other Fees (2)	$0	$0	$0

(e)(1)  The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2)  Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Fiscal Year Ended April 2014
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) Not Applicable.

(g)  The aggregate non-audit fees and services billed by Cohen for the fiscal year 2014 were $3,000.

(h)  During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

 (a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

 (b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 8, 2014

By	/s/ Richard Hogan
Richard Hogan, Treasurer and Secretary

Date: July 8, 2014